Related party transactions	12 Months Ended
Mar. 31, 2014
Related party transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the most significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services. Transactions with affiliated companies are made at arms-length prices.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2014 and the related balances at March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
	Millions of yen
Operating revenues	¥25,788	¥26,001	¥31,372

Operating expenses	¥104,435	¥105,295	¥109,817

Receivables	¥14,225	¥17,257	¥24,254

Payables	¥83,559	¥89,623	¥105,341

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥17,839 million, ¥19,384 million and ¥23,249 million, respectively.